Note 23 - Financial Risk Management (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total financial assets	$ 145,973	$ 326,630
Equity investments [member] | Equity price risk [member]
Statement Line Items [Line Items]
Maximum capital allocation to investments	70,000
Total financial assets	0	42,146
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	13,033	$ 8,477	$ 1,485
Call options trading securities [member] | Equity price risk [member]
Statement Line Items [Line Items]
Total financial assets	744
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	$ 124